GOODWILL AND INTANGIBLE ASSETS - Components of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	$ 14,107	$ 15,098
Accumulated amortization of Intangible assets (excluding MSRs)	10,386	10,532
Net carrying amount of Intangible assets (excluding MSRs)	3,721	4,566
Gross carrying amount, Mortgage servicing rights (MSRs)	1,781	1,845
Mortgage servicing rights (MSRs)	1,781	1,845
Gross carrying amount of Intangible assets	15,888	16,943
Accumulated amortization of Intangible assets	10,386	10,532
Net carrying amount of Intangible assets, balance at end of period	5,502	6,411
Intangible assets amortization expense	625	756	$ 808
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	528
2017	840
2018	348
2019	334
2020	141
Indefinite-lived intangible assets
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	234	290
Accumulated amortization of Intangible assets (excluding MSRs)	0	0
Net carrying amount of Intangible assets (excluding MSRs)	234	290
Purchased credit card relationships
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	7,606	7,626
Accumulated amortization of Intangible assets (excluding MSRs)	6,520	6,294
Net carrying amount of Intangible assets (excluding MSRs)	1,086	1,332
Core deposit intangibles
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	1,050	1,153
Accumulated amortization of Intangible assets (excluding MSRs)	969	1,021
Net carrying amount of Intangible assets (excluding MSRs)	81	132
Other customer relationships
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	471	579
Accumulated amortization of Intangible assets (excluding MSRs)	252	331
Net carrying amount of Intangible assets (excluding MSRs)	219	248
Present value of future profits
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	37	233
Accumulated amortization of Intangible assets (excluding MSRs)	31	154
Net carrying amount of Intangible assets (excluding MSRs)	6	79
Other
Finite and Indefinite-lived Intangible Assets
Gross carrying amount of Intangible assets (excluding MSRs)	4,709	5,217
Accumulated amortization of Intangible assets (excluding MSRs)	2,614	2,732
Net carrying amount of Intangible assets (excluding MSRs)	$ 2,095	$ 2,485